SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SUMMARY OF ESTIMATED USEFUL LIVES

At least annually, the Company evaluates, and adjusts when necessary, the estimated useful lives. There were no changes in estimated useful lives for the periods presented. The estimated useful lives are:

Computer equipment and software	5 years
Filament production equipment	3 years

At least annually, the Company evaluates, and adjusts when necessary, the estimated useful lives. The changes in estimated useful lives did not have a material impact on depreciation in any period. The estimated useful lives are:

Computer equipment and software	5 years
Filament production equipment	3 years

SUMMARY OF ASSETS AND LIABILITIES THAT ARE MEASURED AND RECOGNIZED AT FAIR VALUE

The following table presents assets and liabilities that are measured and recognized at fair value as of June 30, 2022 and December 31, 2021, on a recurring basis:

Assets and liabilities measured at fair value on a recurring basis at June 30, 2022	Level 1	Level 2	Level 3	Total Carrying Value

Derivative liabilities	$-	$(17,756,391)	$-	$(17,756,391)

Assets and liabilities measured at fair value on a recurring basis at December 31, 2021	Level 1	Level 2	Level 3	Total Carrying Value

Derivative liabilities	$-	$(11,904,070)	$-	$(11,904,070)

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2021 and 2020, on a recurring basis:

Assets and liabilities measured at fair value on a recurring basis at December 31, 2021	Level 1	Level 2	Level 3	Total Carrying Value

Derivative liabilities	$-	$(11,904,070)	$-	$(11,904,070)

Assets and liabilities measured at fair value on a recurring basis at December 31, 2020	Level 1	Level 2	Level 3	Total Carrying Value

Derivative liabilities	$-	$(21,713,986)	$-	$(21,713,986)